Property, Plant and Equipment, Net	9 Months Ended
Sep. 30, 2020
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment, Net
10.	Property, Plant and Equipment, Net

Property, plant and equipment, net consisted of the following:

	December 31, 2019	September 30, 2020
Equipment	$13.3	$14.8
Capitalized software	7.1	7.7
Leasehold improvements	11.3	11.5
Furniture and fixtures	2.9	3.0
Vehicles	0.2	0.2

Total property and equipment, gross	34.8	37.2
Less: Accumulated depreciation	(19.4)	(23.2)

Total property and equipment, net	$15.4	$14.0

Amounts charged to expense in the unaudited Condensed Consolidated Statements of Operations for depreciation of property, plant and equipment were as follows:

	Three months ended September 30,		Nine months ended September 30,
	2019	2020	2019	2020
Depreciation and amortization expense	$0.7	$0.8	$1.5	$2.7
Cost of sales	0.4	0.4	1.0	1.2

Total depreciation expense	$1.1	$1.2	$2.5	$3.9